Restricted Stock Units - Additional Information (Details) - USD ($)		12 Months Ended
	May 26, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Stock Units [Line Items]
Restricted stock units scheme term	10 years
Fair value per share of options granted		$ 9.817	$ 0.294	$ 0.269
Equity-settled share-based compensation expense		$ 4,760,000	$ 1,272,000	$ 704,000
RSU
Restricted Stock Units [Line Items]
Weighted-average remaining contractual life for outstanding RSUs granted		8 years 10 months 2 days
Fair value of share options granted		$ 17,497,000
Fair value per share of options granted		$ 15.364
Equity-settled share-based compensation expense		$ 2,855,000